Quarterly Information - Schedule of Quarterly Information (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,956,538	$ 4,290,236	$ 4,245,772	$ 3,715,576	$ 3,456,713	$ 4,225,514	$ 4,357,609	$ 4,399,440	$ 16,208,122	$ 16,439,276	$ 21,105,141
Gross margin	443,426	682,236	585,260	314,985	168,095	383,207	291,552	271,036
Net earnings (loss)	175,185	331,365	271,369	122,497	(155,106)	177,090	98,282	72,764	900,416	193,030	778,564
Net earnings (loss) attributable to Nucor stockholders	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232	$ 796,271	$ 80,724	$ 679,337
Basic	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.12
Diluted	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.11